Stockholders' Equity Narrative (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Equity [Abstract]
Stock repurchased	2,895,484	3,804,800
Weighted average cost of repurchased stock	$ 14.48	$ 15.68
Additional shares authorized to be repurchased	6,188,030